Note 54 Pension commitments with members of Senior Management (Details) - Senior management [Member] - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Pension commitments with members of Senior Management [Line Items]
Senior management retirement	[1],[2]	€ 3,829	€ 3,694
Senior management death and disability	[1],[2]	1,102	1,465
Senior management funds accumulated	[1]	€ 34,069	€ 29,435

[1]	(2) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.
[2]	(1) Contributions recognized to meet pension commitments with all Senior Management in 2023 and 2022, which correspond to the sum of the annual retirement pension contributions and the adjustments made to the "discretionary pension benefits" for 2022 and 2021 whose contribution was to be made in 2023 and 2022, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.